Mortgage Notes Payable (Scheduled Principal Payments of Mortgage Notes Payable) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017	$ 1,597,374	$ 3,771,756
2018	3,881,723	7,366,855
2019	18,780,323	19,917,067
2020	29,358,104	5,066,806
2021	14,494,462	12,081,874
Thereafter	93,669,685	112,624,246
Total	161,781,671	160,828,604
NetREIT Inc [Member]
Debt Instrument [Line Items]
2017	871,226	1,927,307
2018	1,931,368	6,213,089
2019	2,286,504	3,153,040
2020	21,157,086	2,569,269
2021	14,494,462	12,081,874
Thereafter	93,669,685	112,624,246
Total	134,410,331	138,568,825
Model Home [Member]
Debt Instrument [Line Items]
2017	726,148	1,844,449
2018	1,950,355	1,153,766
2019	16,493,819	16,764,027
2020	8,201,018	2,497,537
Total	$ 27,371,340	$ 22,259,779